Accounts Receivable, Net - Schedule of Movement of Allowance for Credit Losses (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Schedule of Movement of Allowance for Credit Losses [Abstract]
Beginning balance	$ 43,402	$ 5,576	$ 120,620
Recovery	(37,962)	(4,877)	(115,535)
Addition	37,620	4,833	38,317
Ending balance	$ 43,060	$ 5,532	$ 43,402